Net Loss per Common Share (Details) - Schedule of basic and diluted net loss per common unit - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss		$ (118,607)	$ (98,364)
Less: Net loss attributable to noncontrolling interest		(30,563)	(866)
Net loss attributable to indie Semiconductor, Inc.		(88,044)	(97,498)
Net loss attributable to common shares – dilutive		$ (88,044)	$ (97,498)
Denominator:
Weighted average shares outstanding – basic (in Shares)		70,012,112	31,244,414
Weighted average common shares outstanding – diluted (in Shares)	[1]	70,012,112	31,244,414
Net loss per share attributable to common shares – basic (in Dollars per share)		$ (1.26)	$ (3.12)
Net loss per share attributable to common shares – diluted (in Dollars per share)		$ (1.26)	$ (3.12)

[1]	Retroactively restated to give effect to the reverse recapitalization.